Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund

Shares	Description	Value (†)
Common Stocks — 39.6% of Net Assets
	Aerospace & Defense — 0.8%
183	AAR Corp.(a)	$10,742
490	Boeing Co.(a)	73,162
115	General Electric Co.	19,755
35	L3Harris Technologies, Inc.	8,661
31	Lockheed Martin Corp.	16,928
75	Moog, Inc., Class A	14,145
11	Northrop Grumman Corp.	5,599
173	RTX Corp.	20,931
91	Woodward, Inc.	14,932
		184,855
	Air Freight & Logistics — 0.2%
220	Expeditors International of Washington, Inc.	26,180
24	FedEx Corp.	6,573
146	GXO Logistics, Inc.(a)	8,732
37	United Parcel Service, Inc., Class B	4,960
		46,445
	Automobile Components — 0.3%
32	Aptiv PLC(a)	1,819
605	BorgWarner, Inc.	20,346
475	Dana, Inc.	3,643
478	Magna International, Inc.	18,867
1,071	Mobileye Global, Inc., Class A(a)	14,576
145	Visteon Corp.(a)	13,086
		72,337
	Automobiles — 1.1%
1,542	General Motors Co.	78,272
573	Tesla, Inc.(a)	143,164
71	Thor Industries, Inc.	7,390
		228,826
	Banks — 2.3%
307	Ameris Bancorp	19,031
508	Atlantic Union Bankshares Corp.	19,202
526	Banc of California, Inc.	8,079
1,656	Bank of America Corp.	69,254
1,127	Citigroup, Inc.	72,320
108	Citizens Financial Group, Inc.	4,549
174	East West Bancorp, Inc.	16,963
21	First Citizens BancShares, Inc., Class A	40,684
555	First Financial Bancorp	14,197
920	Fulton Financial Corp.	16,661
311	International Bancshares Corp.	19,052
267	JPMorgan Chase & Co.	59,253
78	PNC Financial Services Group, Inc.	14,685
133	Regions Financial Corp.	3,175
291	SouthState Corp.	28,381
379	Truist Financial Corp.	16,316
170	U.S. Bancorp	8,213
293	Webster Financial Corp.	15,177
964	Wells Fargo & Co.	62,583
		507,775
	Beverages — 0.7%
48	Boston Beer Co., Inc., Class A(a)	13,971
336	Coca-Cola Co.	21,944
746	Keurig Dr. Pepper, Inc.	24,581
1,203	Monster Beverage Corp.(a)	63,374
119	PepsiCo, Inc.	19,764
		143,634
	Biotechnology — 1.0%
120	AbbVie, Inc.	24,464
Shares	Description	Value (†)
	Biotechnology — continued
199	Alnylam Pharmaceuticals, Inc.(a)	$53,051
31	Amgen, Inc.	9,925
154	BioMarin Pharmaceutical, Inc.(a)	10,147
225	CRISPR Therapeutics AG(a)	10,438
167	Gilead Sciences, Inc.	14,833
154	Halozyme Therapeutics, Inc.(a)	7,788
61	Incyte Corp.(a)	4,521
87	Neurocrine Biosciences, Inc.(a)	10,464
50	Regeneron Pharmaceuticals, Inc.(a)	41,910
62	Sarepta Therapeutics, Inc.(a)	7,812
25	United Therapeutics Corp.(a)	9,349
11	Vertex Pharmaceuticals, Inc.(a)	5,236
		209,938
	Broadline Retail — 0.9%
180	Alibaba Group Holding Ltd., ADR	17,636
894	Amazon.com, Inc.(a)	166,642
113	eBay, Inc.	6,499
100	Ollie's Bargain Outlet Holdings, Inc.(a)	9,183
		199,960
	Building Products — 0.6%
39	Carlisle Cos., Inc.	16,467
81	Carrier Global Corp.	5,890
423	Fortune Brands Innovations, Inc.	35,248
31	Lennox International, Inc.	18,680
347	Masco Corp.	27,729
96	Owens Corning	16,972
98	Trex Co., Inc.(a)	6,943
		127,929
	Capital Markets — 2.3%
788	Bank of New York Mellon Corp.	59,384
31	BlackRock, Inc.	30,412
37	Cboe Global Markets, Inc.	7,902
986	Charles Schwab Corp.	69,838
75	CME Group, Inc.	16,902
55	FactSet Research Systems, Inc.	24,973
43	Goldman Sachs Group, Inc.	22,265
444	Intercontinental Exchange, Inc.	69,206
250	Janus Henderson Group PLC	10,328
44	KKR & Co., Inc.	6,083
80	Morgan Stanley	9,300
45	MSCI, Inc.	25,704
550	Nasdaq, Inc.	40,656
27	Northern Trust Corp.	2,714
40	S&P Global, Inc.	19,214
343	SEI Investments Co.	25,643
529	State Street Corp.	49,091
26	T. Rowe Price Group, Inc.	2,856
49	Virtus Investment Partners, Inc.	10,602
		503,073
	Chemicals — 0.7%
27	Air Products & Chemicals, Inc.	8,384
166	Celanese Corp.	20,911
829	Corteva, Inc.	50,503
40	DuPont de Nemours, Inc.	3,320
52	Ecolab, Inc.	12,778
136	HB Fuller Co.	9,952
95	Innospec, Inc.	10,239
45	Linde PLC	20,527
115	Minerals Technologies, Inc.	8,658

Shares	Description	Value (†)
	Chemicals — continued
16	Sherwin-Williams Co.	$5,740
155	Stepan Co.	11,213
		162,225
	Commercial Services & Supplies — 0.1%
69	MSA Safety, Inc.	11,451
149	RB Global, Inc.	12,626
21	Waste Management, Inc.	4,533
		28,610
	Communications Equipment — 0.1%
165	Ciena Corp.(a)	10,479
43	F5, Inc.(a)	10,057
16	Motorola Solutions, Inc.	7,190
		27,726
	Construction & Engineering — 0.2%
156	AECOM	16,661
40	Comfort Systems USA, Inc.	15,642
33	EMCOR Group, Inc.	14,720
		47,023
	Construction Materials — 0.1%
17	Martin Marietta Materials, Inc.	10,070
43	Vulcan Materials Co.	11,779
		21,849
	Consumer Finance — 0.6%
1,458	Ally Financial, Inc.	51,103
59	American Express Co.	15,935
377	Capital One Financial Corp.	61,372
88	Synchrony Financial	4,852
		133,262
	Consumer Staples Distribution & Retail — 0.8%
137	BJ's Wholesale Club Holdings, Inc.(a)	11,608
32	Casey's General Stores, Inc.	12,609
32	Costco Wholesale Corp.	27,974
1,167	Kroger Co.	65,083
100	Sprouts Farmers Market, Inc.(a)	12,843
25	Target Corp.	3,751
429	Walmart, Inc.	35,156
		169,024
	Containers & Packaging — 0.1%
139	Crown Holdings, Inc.	13,003
224	Sonoco Products Co.	11,765
		24,768
	Distributors — 0.1%
193	Genuine Parts Co.	22,137
	Diversified Consumer Services — 0.2%
34	Duolingo, Inc.(a)	9,961
82	Grand Canyon Education, Inc.(a)	11,243
168	Service Corp. International	13,717
		34,921
	Diversified REITs — 0.0%
403	American Assets Trust, Inc.	10,861
	Diversified Telecommunication Services — 0.3%
1,229	AT&T, Inc.	27,702
227	Iridium Communications, Inc.	6,658
525	Verizon Communications, Inc.	22,118
		56,478
	Electric Utilities — 0.4%
237	Alliant Energy Corp.	14,220
194	Evergy, Inc.	11,725
134	Eversource Energy	8,824
Shares	Description	Value (†)
	Electric Utilities — continued
102	Exelon Corp.	$4,009
243	FirstEnergy Corp.	10,165
92	IDACORP, Inc.	9,520
479	PPL Corp.	15,596
127	Xcel Energy, Inc.	8,485
		82,544
	Electrical Equipment — 0.3%
56	Eaton Corp. PLC	18,568
113	Emerson Electric Co.	12,235
29	GE Vernova, Inc.(a)	8,748
208	nVent Electric PLC	15,511
76	Regal Rexnord Corp.	12,657
		67,719
	Electronic Equipment, Instruments & Components — 0.5%
104	Advanced Energy Industries, Inc.	11,287
178	Amphenol Corp., Class A	11,930
221	Avnet, Inc.	11,980
178	Cognex Corp.	7,161
122	Coherent Corp.(a)	11,278
39	Fabrinet(a)	9,398
562	Knowles Corp.(a)	9,734
34	Littelfuse, Inc.	8,317
145	TE Connectivity PLC	21,376
11	Teledyne Technologies, Inc.(a)	5,008
11	Zebra Technologies Corp., Class A(a)	4,202
		111,671
	Energy Equipment & Services — 0.1%
293	ChampionX Corp.	8,269
628	NOV, Inc.	9,740
148	Schlumberger NV	5,930
		23,939
	Entertainment — 1.0%
50	Electronic Arts, Inc.	7,542
155	Netflix, Inc.(a)	117,185
25	Take-Two Interactive Software, Inc.(a)	4,043
759	Walt Disney Co.	73,016
2,813	Warner Bros. Discovery, Inc.(a)	22,870
		224,656
	Financial Services — 1.7%
265	Block, Inc.(a)	19,165
685	Corebridge Financial, Inc.	21,762
335	Fiserv, Inc.(a)	66,296
361	Global Payments, Inc.	37,439
20	Jack Henry & Associates, Inc.	3,639
48	Mastercard, Inc., Class A	23,980
746	MGIC Investment Corp.	18,680
339	PayPal Holdings, Inc.(a)	26,883
405	Visa, Inc., Class A	117,389
213	Voya Financial, Inc.	17,104
48	WEX, Inc.(a)	8,285
		360,622
	Food Products — 0.4%
103	Campbell Soup Co.	4,805
198	General Mills, Inc.	13,468
29	Hershey Co.	5,150
92	Ingredion, Inc.	12,214
128	Kellanova	10,323
386	Kraft Heinz Co.	12,915

Shares	Description	Value (†)
	Food Products — continued
78	McCormick & Co., Inc.	$6,103
214	Mondelez International, Inc., Class A	14,655
		79,633
	Gas Utilities — 0.1%
67	Atmos Energy Corp.	9,298
254	New Jersey Resources Corp.	11,656
157	ONE Gas, Inc.	11,190
		32,144
	Ground Transportation — 0.3%
275	CSX Corp.	9,251
43	Norfolk Southern Corp.	10,768
64	Ryder System, Inc.	9,362
20	Saia, Inc.(a)	9,772
57	Uber Technologies, Inc.(a)	4,107
29	Union Pacific Corp.	6,730
83	XPO, Inc.(a)	10,834
		60,824
	Health Care Equipment & Supplies — 0.7%
12	Align Technology, Inc.(a)	2,460
592	Baxter International, Inc.	21,134
49	Becton Dickinson & Co.	11,446
53	Edwards Lifesciences Corp.(a)	3,552
45	GE HealthCare Technologies, Inc.	3,931
91	Intuitive Surgical, Inc.(a)	45,850
117	LeMaitre Vascular, Inc.	10,342
145	Merit Medical Systems, Inc.(a)	14,306
36	Penumbra, Inc.(a)	8,239
28	ResMed, Inc.	6,789
48	Stryker Corp.	17,101
37	Zimmer Biomet Holdings, Inc.	3,956
		149,106
	Health Care Providers & Services — 1.0%
141	Acadia Healthcare Co., Inc.(a)	6,019
65	Cardinal Health, Inc.	7,054
818	Centene Corp.(a)	50,929
23	Chemed Corp.	12,426
41	Cigna Group	12,907
515	CVS Health Corp.	29,077
31	Elevance Health, Inc.	12,579
12	HCA Healthcare, Inc.	4,305
122	HealthEquity, Inc.(a)	10,400
62	Henry Schein, Inc.(a)	4,354
9	Humana, Inc.	2,320
18	Labcorp Holdings, Inc.	4,109
19	McKesson Corp.	9,511
247	Select Medical Holdings Corp.	7,924
66	UnitedHealth Group, Inc.	37,257
		211,171
	Health Care REITs — 0.1%
137	Welltower, Inc.	18,479
	Health Care Technology — 0.3%
839	Doximity, Inc., Class A(a)	35,020
171	Veeva Systems, Inc., Class A(a)	35,710
		70,730
	Hotel & Resort REITs — 0.0%
146	Host Hotels & Resorts, Inc.	2,517
	Hotels, Restaurants & Leisure — 0.7%
275	Aramark	10,403
3	Booking Holdings, Inc.	14,029
124	Chipotle Mexican Grill, Inc.(a)	6,915
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
97	Marriott Vacations Worldwide Corp.	$7,472
61	McDonald's Corp.	17,819
457	Starbucks Corp.	44,649
229	Travel & Leisure Co.	10,948
30	Wingstop, Inc.	8,631
371	Yum China Holdings, Inc.	16,365
156	Yum! Brands, Inc.	20,461
		157,692
	Household Durables — 0.3%
224	KB Home	17,584
68	Meritage Homes Corp.	12,322
72	PulteGroup, Inc.	9,326
230	Taylor Morrison Home Corp.(a)	15,755
		54,987
	Household Products — 0.3%
125	Church & Dwight Co., Inc.	12,489
49	Colgate-Palmolive Co.	4,592
337	Energizer Holdings, Inc.	10,807
250	Procter & Gamble Co.	41,295
		69,183
	Independent Power & Renewable Electricity Producers — 0.1%
299	AES Corp.	4,930
406	Clearway Energy, Inc., Class A	10,816
		15,746
	Industrial Conglomerates — 0.1%
34	3M Co.	4,368
39	Honeywell International, Inc.	8,021
		12,389
	Industrial REITs — 0.1%
65	Prologis, Inc.	7,341
316	Rexford Industrial Realty, Inc.	13,553
		20,894
	Insurance — 1.3%
27	Allstate Corp.	5,036
785	American International Group, Inc.	59,566
59	Arch Capital Group Ltd.(a)	5,815
57	Arthur J Gallagher & Co.	16,028
210	Assured Guaranty Ltd.	17,527
42	Chubb Ltd.	11,862
161	First American Financial Corp.	10,328
97	Hanover Insurance Group, Inc.	14,388
93	Hartford Financial Services Group, Inc.	10,271
41	Marsh & McLennan Cos., Inc.	8,948
74	Prudential Financial, Inc.	9,063
200	Reinsurance Group of America, Inc.	42,216
140	Selective Insurance Group, Inc.	12,715
56	Travelers Cos., Inc.	13,773
174	Willis Towers Watson PLC	52,581
		290,117
	Interactive Media & Services — 1.9%
596	Alphabet, Inc., Class A	101,982
837	Alphabet, Inc., Class C	144,541
276	Meta Platforms, Inc., Class A	156,652
263	Yelp, Inc.(a)	8,979
		412,154
	IT Services — 0.4%
47	Accenture PLC, Class A	16,206
130	Cognizant Technology Solutions Corp., Class A	9,697
104	International Business Machines Corp.	21,499

Shares	Description	Value (†)
	IT Services — continued
348	Kyndryl Holdings, Inc.(a)	$7,966
437	Shopify, Inc., Class A(a)	34,178
		89,546
	Leisure Products — 0.0%
469	Mattel, Inc.(a)	9,558
	Life Sciences Tools & Services — 0.7%
29	Agilent Technologies, Inc.	3,779
630	Avantor, Inc.(a)	14,093
40	Danaher Corp.	9,826
262	Illumina, Inc.(a)	37,765
251	IQVIA Holdings, Inc.(a)	51,661
50	Repligen Corp.(a)	6,713
33	Thermo Fisher Scientific, Inc.	18,029
		141,866
	Machinery — 0.9%
71	AGCO Corp.	7,089
22	Caterpillar, Inc.	8,276
178	Deere & Co.	72,035
56	Dover Corp.	10,603
80	Fortive Corp.	5,714
223	Graco, Inc.	18,163
19	Illinois Tool Works, Inc.	4,961
156	ITT, Inc.	21,859
92	Oshkosh Corp.	9,406
16	Parker-Hannifin Corp.	10,145
87	SPX Technologies, Inc.(a)	12,484
153	Terex Corp.	7,912
98	Toro Co.	7,887
		196,534
	Media — 0.6%
149	Charter Communications, Inc., Class A(a)	48,814
1,093	Comcast Corp., Class A	47,731
279	Interpublic Group of Cos., Inc.	8,202
185	Liberty Broadband Corp., Class C(a)	14,952
130	Omnicom Group, Inc.	13,130
		132,829
	Metals & Mining — 0.3%
206	Alcoa Corp.	8,259
54	Carpenter Technology Corp.	8,073
529	Cleveland-Cliffs, Inc.(a)	6,866
97	Freeport-McMoRan, Inc.	4,367
161	Newmont Corp.	7,316
48	Reliance, Inc.	13,744
189	U.S. Steel Corp.	7,343
		55,968
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
763	Annaly Capital Management, Inc.	14,505
	Multi-Utilities — 0.1%
105	Consolidated Edison, Inc.	10,676
39	DTE Energy Co.	4,845
25	WEC Energy Group, Inc.	2,388
		17,909
	Office REITs — 0.3%
559	COPT Defense Properties	18,000
1,338	Easterly Government Properties, Inc.	18,143
474	Highwoods Properties, Inc.	15,898
250	Kilroy Realty Corp.	10,055
		62,096
	Oil, Gas & Consumable Fuels — 1.8%
776	Antero Midstream Corp.	11,151
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
362	Antero Resources Corp.(a)	$9,369
1,262	APA Corp.	29,783
168	Chevron Corp.	25,002
357	CNX Resources Corp.(a)	12,149
531	ConocoPhillips	58,166
140	Devon Energy Corp.	5,415
22	Diamondback Energy, Inc.	3,889
439	EOG Resources, Inc.	53,540
89	Expand Energy Corp.	7,540
381	Exxon Mobil Corp.	44,493
33	Hess Corp.	4,438
461	Kinder Morgan, Inc.	11,299
84	ONEOK, Inc.	8,138
242	Ovintiv, Inc.	9,486
442	Phillips 66	53,844
267	Range Resources Corp.	8,018
14	Texas Pacific Land Corp.	16,324
37	Valero Energy Corp.	4,801
183	Williams Cos., Inc.	9,584
		386,429
	Passenger Airlines — 0.3%
992	Delta Air Lines, Inc.	56,762
	Personal Care Products — 0.2%
40	Estee Lauder Cos., Inc., Class A	2,758
2,067	Kenvue, Inc.	47,396
		50,154
	Pharmaceuticals — 1.0%
266	Bristol-Myers Squibb Co.	14,835
25	Eli Lilly & Co.	20,743
65	Jazz Pharmaceuticals PLC(a)	7,152
247	Johnson & Johnson	39,485
412	Merck & Co., Inc.	42,156
139	Novartis AG, ADR	15,068
284	Novo Nordisk AS, ADR	31,794
561	Pfizer, Inc.	15,876
421	Roche Holding AG, ADR	16,339
70	Zoetis, Inc.	12,515
		215,963
	Professional Services — 0.4%
19	Automatic Data Processing, Inc.	5,496
110	Equifax, Inc.	29,152
152	Exponent, Inc.	14,346
127	Korn Ferry	8,972
44	Leidos Holdings, Inc.	8,059
24	Paychex, Inc.	3,344
51	Paylocity Holding Corp.(a)	9,413
		78,782
	Real Estate Management & Development — 0.4%
482	CBRE Group, Inc., Class A(a)	63,128
64	Jones Lang LaSalle, Inc.(a)	17,341
		80,469
	Residential REITs — 0.0%
31	AvalonBay Communities, Inc.	6,870
	Retail REITs — 0.1%
922	Brixmor Property Group, Inc.	24,848
29	Simon Property Group, Inc.	4,904
		29,752
	Semiconductors & Semiconductor Equipment — 2.4%
65	Advanced Micro Devices, Inc.(a)	9,365
71	Analog Devices, Inc.	15,841

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
36	Applied Materials, Inc.	$6,537
357	ARM Holdings PLC, ADR(a)	50,444
142	Broadcom, Inc.	24,107
426	Intel Corp.	9,168
135	Lattice Semiconductor Corp.(a)	6,839
103	Micron Technology, Inc.	10,264
136	MKS Instruments, Inc.	13,509
2,285	NVIDIA Corp.	303,357
53	Onto Innovation, Inc.(a)	10,511
268	QUALCOMM, Inc.	43,622
48	Silicon Laboratories, Inc.(a)	4,985
85	Synaptics, Inc.(a)	5,837
80	Texas Instruments, Inc.	16,253
		530,639
	Software — 2.7%
18	Adobe, Inc.(a)	8,606
12	ANSYS, Inc.(a)	3,845
232	Autodesk, Inc.(a)	65,842
24	Cadence Design Systems, Inc.(a)	6,627
267	Dynatrace, Inc.(a)	14,365
11	Intuit, Inc.	6,713
60	Manhattan Associates, Inc.(a)	15,802
380	Microsoft Corp.	154,413
624	Oracle Corp.	104,732
16	Palo Alto Networks, Inc.(a)	5,765
32	PTC, Inc.(a)	5,931
50	Qualys, Inc.(a)	5,962
32	Roper Technologies, Inc.	17,207
363	Salesforce, Inc.	105,767
13	ServiceNow, Inc.(a)	12,129
45	SPS Commerce, Inc.(a)	7,425
15	Synopsys, Inc.(a)	7,704
14	Tyler Technologies, Inc.(a)	8,478
138	Workday, Inc., Class A(a)	32,271
		589,584
	Specialized REITs — 0.1%
25	American Tower Corp.	5,339
31	Crown Castle, Inc.	3,332
19	Digital Realty Trust, Inc.	3,386
6	Equinix, Inc.	5,448
87	Weyerhaeuser Co.	2,711
		20,216
	Specialty Retail — 0.6%
54	Abercrombie & Fitch Co., Class A(a)	7,116
31	Asbury Automotive Group, Inc.(a)	7,063
54	Burlington Stores, Inc.(a)	13,379
48	Dick's Sporting Goods, Inc.	9,396
97	Floor & Decor Holdings, Inc., Class A(a)	9,996
65	Home Depot, Inc.	25,594
29	Lithia Motors, Inc.	9,639
37	Lowe's Cos., Inc.	9,688
36	Ross Stores, Inc.	5,030
162	TJX Cos., Inc.	18,311
99	Williams-Sonoma, Inc.	13,279
		128,491
	Technology Hardware, Storage & Peripherals — 0.6%
478	Apple, Inc.	107,985
177	Hewlett Packard Enterprise Co.	3,450
99	HP, Inc.	3,516
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
50	NetApp, Inc.	$5,766
48	Western Digital Corp.(a)	3,135
		123,852
	Textiles, Apparel & Luxury Goods — 0.2%
58	Crocs, Inc.(a)	6,254
36	Deckers Outdoor Corp.(a)	5,792
89	PVH Corp.	8,763
22	Ralph Lauren Corp.	4,354
1,383	Under Armour, Inc., Class A(a)	11,825
492	VF Corp.	10,189
		47,177
	Trading Companies & Distributors — 0.1%
40	Watsco, Inc.	18,920
	Water Utilities — 0.1%
99	American States Water Co.	8,164
22	American Water Works Co., Inc.	3,038
211	Essential Utilities, Inc.	8,145
		19,347
	Total Common Stocks (Identified Cost $7,210,509)	8,596,791

Principal Amount
Bonds and Notes — 17.2%
	Apartment REITs — 0.1%
$16,000	Essex Portfolio LP, 3.000%, 1/15/2030	14,568
	Automotive — 0.5%
39,000	Cummins, Inc., 5.150%, 2/20/2034	39,701
35,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	34,637
8,000	Lear Corp., 4.250%, 5/15/2029	7,725
19,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	16,733
		98,796
	Banking — 1.6%
22,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	21,140
39,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	37,622
44,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	41,714
33,000	Citigroup, Inc., 4.600%, 3/09/2026	32,900
30,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	29,820
38,000	KeyCorp, MTN, 2.550%, 10/01/2029	33,844
15,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	14,478
21,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	19,871
19,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	18,622
34,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	32,871
35,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	34,973
26,000	State Street Corp., 2.400%, 1/24/2030	23,200
21,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	17,799
		358,854
	Brokerage — 0.3%
38,000	BlackRock, Inc., 2.400%, 4/30/2030	33,895
40,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	26,704
		60,599

Principal Amount	Description	Value (†)
	Building Materials — 0.3%
$21,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$19,618
38,000	Owens Corning, 3.950%, 8/15/2029	36,426
		56,044
	Chemicals — 0.2%
40,000	Ecolab, Inc., 2.125%, 2/01/2032	33,738
11,000	LYB International Finance BV, 5.250%, 7/15/2043	10,233
		43,971
	Consumer Products — 0.1%
18,000	Procter & Gamble Co., 3.000%, 3/25/2030	16,756
	Diversified Manufacturing — 0.3%
38,000	Eaton Corp., 4.150%, 3/15/2033	36,350
21,000	Emerson Electric Co., 2.000%, 12/21/2028	19,006
		55,356
	Electric — 0.8%
21,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	19,226
47,000	Entergy Corp., 0.900%, 9/15/2025	45,400
20,000	Exelon Corp., 4.050%, 4/15/2030	19,194
41,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	35,702
16,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	15,533
10,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	8,139
30,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	29,493
		172,687
	Environmental — 0.1%
20,000	Republic Services, Inc., 1.450%, 2/15/2031	16,394
13,000	Waste Management, Inc., 2.950%, 6/01/2041	9,708
		26,102
	Finance Companies — 0.3%
37,000	Ares Capital Corp., 3.250%, 7/15/2025	36,494
22,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	20,564
		57,058
	Food & Beverage — 0.6%
40,000	Coca-Cola Co., 1.450%, 6/01/2027	37,362
34,000	General Mills, Inc., 4.000%, 4/17/2025	33,864
19,000	Mondelez International, Inc., 2.750%, 4/13/2030	17,181
40,000	PepsiCo, Inc., 2.750%, 3/19/2030	36,485
		124,892
	Government Owned - No Guarantee — 0.4%
32,000	Equinor ASA, 3.625%, 4/06/2040	26,443
56,000	Federal National Mortgage Association, 6.625%, 11/15/2030	62,839
		89,282
	Health Care REITs — 0.2%
40,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	39,394
18,000	Welltower OP LLC, 2.800%, 6/01/2031	15,892
		55,286
	Health Insurance — 0.3%
33,000	Elevance Health, Inc., 4.101%, 3/01/2028	32,365
27,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	28,511
		60,876
	Healthcare — 0.4%
20,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	19,692
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,849
17,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	16,980
21,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	20,369
21,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	18,987
		81,877
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$25,000	Shell International Finance BV, 6.375%, 12/15/2038	$27,845
	Life Insurance — 0.3%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,277
29,000	Manulife Financial Corp., 3.703%, 3/16/2032	26,822
21,000	MetLife, Inc., 5.375%, 7/15/2033	21,575
25,000	Prudential Financial, Inc., 3.935%, 12/07/2049	19,609
		74,283
	Media Entertainment — 0.1%
24,000	Netflix, Inc., 3.625%, 6/15/2025(b)	23,814
	Metals & Mining — 0.1%
21,000	Nucor Corp., 3.125%, 4/01/2032	18,653
	Midstream — 0.1%
29,000	Enbridge, Inc., 5.625%, 4/05/2034	29,490
	Mortgage Related — 4.2%
43,319	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	34,422
20,344	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	16,890
20,119	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	16,678
30,738	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	25,482
1,781	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	1,544
29,036	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	25,053
13,934	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	12,005
26,378	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	22,744
18,708	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	16,123
56,431	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	50,503
5,238	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	4,849
6,240	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	5,768
24,015	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	23,344
3,525	Federal National Mortgage Association, 2.000%, 9/01/2050	2,818
27,339	Federal National Mortgage Association, 2.000%, 7/01/2051	21,782
38,909	Federal National Mortgage Association, 2.000%, 8/01/2051	30,944
10,779	Federal National Mortgage Association, 2.000%, 10/01/2051	8,585
32,741	Federal National Mortgage Association, 2.000%, 4/01/2052	26,034
3,031	Federal National Mortgage Association, 2.500%, 8/01/2050	2,536
32,799	Federal National Mortgage Association, 2.500%, 2/01/2051	27,292
19,653	Federal National Mortgage Association, 2.500%, 8/01/2051	16,366
15,455	Federal National Mortgage Association, 2.500%, 9/01/2051	12,875
38,932	Federal National Mortgage Association, 2.500%, 4/01/2052	32,274
22,826	Federal National Mortgage Association, 2.500%, 5/01/2052	18,923
37,127	Federal National Mortgage Association, 2.500%, 6/01/2052	30,778
2,791	Federal National Mortgage Association, 3.000%, 4/01/2034	2,631
1,561	Federal National Mortgage Association, 3.000%, 6/01/2049	1,367
6,794	Federal National Mortgage Association, 3.000%, 12/01/2049	5,918
34,814	Federal National Mortgage Association, 3.000%, 5/01/2051	30,204
28,932	Federal National Mortgage Association, 3.000%, 4/01/2052	24,966

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$31,268	Federal National Mortgage Association, 3.000%, 7/01/2052	$26,961
1,454	Federal National Mortgage Association, 3.500%, 4/01/2049	1,318
4,328	Federal National Mortgage Association, 3.500%, 6/01/2049	3,919
974	Federal National Mortgage Association, 3.500%, 7/01/2049	883
1,796	Federal National Mortgage Association, 3.500%, 8/01/2049	1,625
16,474	Federal National Mortgage Association, 3.500%, 4/01/2052	14,742
27,221	Federal National Mortgage Association, 3.500%, 5/01/2052	24,357
14,066	Federal National Mortgage Association, 3.500%, 7/01/2052	12,589
432	Federal National Mortgage Association, 4.000%, 6/01/2049	404
1,544	Federal National Mortgage Association, 4.000%, 3/01/2050	1,444
21,981	Federal National Mortgage Association, 4.000%, 9/01/2052	20,327
41,845	Federal National Mortgage Association, 4.000%, 11/01/2052	38,675
29,849	Federal National Mortgage Association, 4.000%, 5/01/2053	27,590
259	Federal National Mortgage Association, 4.500%, 9/01/2048	249
1,056	Federal National Mortgage Association, 4.500%, 5/01/2049	1,015
606	Federal National Mortgage Association, 4.500%, 6/01/2049	583
13,629	Federal National Mortgage Association, 4.500%, 2/01/2053	12,953
9,186	Federal National Mortgage Association, 4.500%, 4/01/2053	8,724
1,860	Federal National Mortgage Association, 4.500%, 7/01/2053	1,767
28,360	Federal National Mortgage Association, 4.500%, 8/01/2053	26,934
4,970	Government National Mortgage Association, 3.000%, 4/20/2052	4,360
29,537	Government National Mortgage Association, 3.000%, 6/20/2052	25,905
16,093	Government National Mortgage Association, 4.000%, 8/20/2053	14,986
17,866	Government National Mortgage Association, 5.000%, 7/20/2053	17,474
75,471	Government National Mortgage Association, 5.500%, 4/20/2053	75,236
		916,718
	Office REITs — 0.1%
22,000	Boston Properties LP, 2.750%, 10/01/2026	21,087
	Oil Field Services — 0.2%
21,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	20,216
15,000	Schlumberger Investment SA, 4.850%, 5/15/2033	14,827
		35,043
	Other REITs — 0.1%
18,000	Prologis LP, 1.250%, 10/15/2030	14,808
	Pharmaceuticals — 0.4%
44,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	37,958
Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$17,000	Biogen, Inc., 2.250%, 5/01/2030	$14,763
18,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	17,110
13,000	Merck & Co., Inc., 1.450%, 6/24/2030	10,961
15,000	Viatris, Inc., 3.850%, 6/22/2040	11,250
		92,042
	Property & Casualty Insurance — 0.1%
12,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	10,882
23,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	19,978
		30,860
	Railroads — 0.1%
31,000	CSX Corp., 2.600%, 11/01/2026	29,896
	Restaurants — 0.1%
33,000	Starbucks Corp., 2.250%, 3/12/2030	29,071
	Retail REITs — 0.1%
12,000	Realty Income Corp., 2.700%, 2/15/2032	10,295
9,000	Realty Income Corp., 3.400%, 1/15/2028	8,671
		18,966
	Retailers — 0.3%
19,000	Amazon.com, Inc., 3.875%, 8/22/2037	17,062
40,000	TJX Cos., Inc., 1.150%, 5/15/2028	35,758
12,000	Walmart, Inc., 4.100%, 4/15/2033	11,605
		64,425
	Technology — 1.1%
32,000	Adobe, Inc., 2.300%, 2/01/2030	28,636
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,287
13,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	12,467
18,000	Intel Corp., 2.450%, 11/15/2029	15,840
37,000	International Business Machines Corp., 4.000%, 6/20/2042	30,874
21,000	NVIDIA Corp., 2.850%, 4/01/2030	19,353
27,000	Oracle Corp., 2.950%, 5/15/2025	26,717
43,000	QUALCOMM, Inc., 1.650%, 5/20/2032	34,502
23,000	QUALCOMM, Inc., 4.500%, 5/20/2052	20,042
30,000	Salesforce, Inc., 1.500%, 7/15/2028	27,052
21,000	Texas Instruments, Inc., 4.900%, 3/14/2033	21,235
		240,005
	Treasuries — 2.7%
64,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	32,158
39,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	28,660
36,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	25,554
93,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	70,447
100,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	78,492
51,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	39,143
66,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	50,359
31,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	30,231
238,000	U.S. Treasury Notes, 0.375%, 11/30/2025	228,153
		583,197
	Utility Other — 0.1%
17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	13,979
	Wireless — 0.2%
35,000	Vodafone Group PLC, 6.150%, 2/27/2037	37,294
	Wirelines — 0.2%
16,000	AT&T, Inc., 3.650%, 6/01/2051	11,631
55,000	Verizon Communications, Inc., 2.650%, 11/20/2040	38,437
		50,068
	Total Bonds and Notes (Identified Cost $3,911,988)	3,724,548

Shares	Description	Value (†)
Exchange-Traded Funds — 5.6%
15,345	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,178,072)	$1,222,536

Mutual Funds — 9.0%
50,568	WCM Focused Emerging Markets Fund, Institutional Class	749,932
47,864	WCM Focused International Growth Fund, Institutional Class	1,211,916
	Total Mutual Funds (Identified Cost $1,939,655)	1,961,848

Affiliated Mutual Funds — 25.3%
117,685	Loomis Sayles Inflation Protected Securities Fund, Class N	1,133,303
125,710	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,356,409
204,149	Mirova Global Green Bond Fund, Class N	1,784,262
97,136	Mirova International Sustainable Equity Fund, Class N	1,226,832
	Total Affiliated Mutual Funds (Identified Cost $5,777,672)	5,500,806

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$729,915	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $729,976 on 11/01/2024 collateralized by $734,800 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $745,467 including accrued interest(c) (Identified Cost $729,915)	$729,915
	Total Investments — 100.0% (Identified Cost $20,747,811)	21,736,444
	Other assets less liabilities — (0.0)%	(4,989)
	Net Assets — 100.0%	$21,731,455

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $54,046 or 0.2% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$894,579	$331,773	$91,866	$(226)	$(957)	$1,133,303	117,685	$28,164
Loomis Sayles Limited Term Government and Agency Fund, Class N	1,067,026	410,463	119,677	1,255	(2,658)	1,356,409	125,710	36,869
Mirova Global Green Bond Fund, Class N	1,408,689	466,320	139,206	7,324	41,135	1,784,262	204,149	—
Mirova International Sustainable Equity Fund, Class N	974,884	335,832	146,733	21,848	41,001	1,226,832	97,136	317
	$4,345,178	$1,544,388	$497,482	$30,201	$78,521	$5,500,806	544,680	$65,350

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,596,791	$ —	$ —	$8,596,791
Bonds and Notes(a)	—	3,724,548	—	3,724,548
Exchange-Traded Funds	1,222,536	—	—	1,222,536
Mutual Funds	1,961,848	—	—	1,961,848

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$5,500,806	$ —	$ —	$5,500,806
Short-Term Investments	—	729,915	—	729,915
Total Investments	$17,281,981	$4,454,463	$—	$21,736,444

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	59.9%
Fixed Income	36.8
Short-Term Investments	3.3
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%